Athene Securities, LLC
SEC I.D. No. 008-47499
Financial Statements and Supplemental Schedules
As of and for the Year Ended December 31, 2025
And Report of Independent Registered Public Accounting Firm

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ANNUAL AUDITED REPORT	SEC FILE NUMBER
FORM X-17A-5	8-47499
PART III
FACING PAGE
Information Required Pursuant to Rules 17a-5, 17a-12, and 18a-7 under the Securities Exchange Act of 1934

FILING FOR THE PERIOD BEGINNING	01/01/25	AND ENDING	12/31/25
	MM/DD/YY		MM/DD/YY

A. REGISTRANT IDENTIFICATION

NAME OF FIRM:	Athene Securities, LLC

TYPE OF REGISTRANT (check all applicable boxes):
☒ Broker-dealer	☐ Security-based swap dealer		☐ Major security-based swap participant
☐ Check here if respondent is also an OTC derivatives dealer.

ADDRESS OF PRINCIPAL PLACE OF BUSINESS: (Do not use P.O. Box No.)
7700 Mills Civic Parkway
(No. and Street)
West Des Moines	IA	50266
(City)	(State)	(Zip Code)

PERSON TO CONTACT WITH REGARD TO THIS FILING

Chad Batterson	515-342-4616		cbatterson@athene.com
(Name)	(Area Code − Telephone No.)		(Email Address)
B. ACCOUNTANT IDENTIFICATION

INDEPENDENT PUBLIC ACCOUNTANT whose opinion is contained in this filing*

Deloitte & Touche LLP
(Name of individual, state last, first, middle name)
699 Walnut Street	Des Moines	IA	50309
(Address)	(City)	(State)	(Zip Code)
10/20/2003			34
(Date of Registration with PCAOB) (if applicable)			(PCAOB Registration Number, if applicable)

FOR OFFICIAL USE ONLY

* Claims for exemption from the requirement that the annual reports be covered by the reports of an independent public accountant must be supported by a statement of facts and circumstances relied on as the basis of the exemption. See 17 CFR 240.17a-5(e)(1)(ii), if applicable.
Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

OATH OR AFFIRMATION
I,                 Chad Batterson , swear (or affirm) that, to the best of my knowledge and belief, the financial report pertaining to the firm of Athene Securities, LLC , as of December 31, 2025, is true and correct. I further swear (or affirm) that neither the company nor any partner, officer, director or equivalent person, as the case may be, has any proprietary interest in any account classified solely as that of a customer.

/s/ Chad Batterson
Signature

President Athene Securities, LLC
Title

This report** contains (check all applicable boxes):

(X)	(a)	Statement of financial condition.
( )	(b)	Notes to Consolidated Statement of Financial Condition
(X)	(c)	Statement of income (loss) or, if there is other comprehensive income in the period(s) presented, a statement of comprehensive income (as defined in § 210.1-02 of Regulation S-X).
(X)	(d)	Statement of cash flows
(X)	(e)	Statement of changes in stockholders’ or partners’ or sole proprietor’s equity.
( )	(f)	Statement of changes in liabilities subordinated to claims of creditors.
(X)	(g)	Notes to consolidated financial statements.
(X)	(h)	Computation of net capital under 17 CFR 240.15c3-1 or 17 CFR 240.18a-1, as applicable.
( )	(i)	Computation of tangible net worth under 17 CFR 240.18a-2.
(X)	(j)	Computation for determination of customer reserve requirements pursuant to Exhibit A to 17 CFR 240.15c3-3.
( )	(k)	Computation for determination of security-based swap reserve requirements pursuant to Exhibit B to 17 CFR 240.15c3-3 or Exhibit A to 17 CFR 240.18a-4, as applicable.
( )	(l)	Computation for Determination of PAB Requirements under Exhibit A to § 240.15c3-3.
(X)	(m)	Information relating to possession or control requirements for customers under 17 CFR 240.15c3-3.
( )	(n)	Information relating to possession or control requirements for security-based swap customers under 17 CFR 240.15c3-3(p)(2) or 17 CFR 240.18a-4, as applicable.
(X)	(o)	Reconciliations, including appropriate explanations, of the FOCUS Report with computation of net capital or tangible net worth under 17 CFR 240.15c3-1, 17 CFR 240.18a-1, or 17 CFR 240.18a-2, as applicable, and the reserve requirements under 17 CFR 240.15c3-3 or 17 CFR 240.18a-4, as applicable, if material differences exist, or a statement that no material differences exist.
( )	(p)	Summary of financial data for subsidiaries not consolidated in the statement of financial condition.
(X)	(q)	Oath or affirmation in accordance with 17 CFR 240.17a-5, 17 CFR 240.17a-12, or 17 CFR 240.18a-7, as applicable.
( )	(r)	Compliance report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
(X)	(s)	Exemption report in accordance with 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
( )	(t)	Independent public accountant’s report based on an examination of the statement of financial condition.
(X)	(u)	Independent public accountant’s report based on an examination of the financial report or financial statements under 17 CFR 240.17a-5, 17 CFR 240.18a-7, or 17 CFR 240.17a-12, as applicable.
( )	(v)	Independent public accountant’s report based on an examination of certain statements in the compliance report under 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
(X)	(w)	Independent public accountant’s report based on a review of the exemption report under 17 CFR 240.17a-5 or 17 CFR 240.18a-7, as applicable.
( )	(x)	Supplemental reports on applying agreed-upon procedures, in accordance with 17 CFR 240.15c3-1e or 17 CFR 240.17a-12, as applicable.
( )	(y)	Report describing any material inadequacies found to exist or found to have existed since the date of the previous audit, or a statement that no material inadequacies exist, under 17 CFR 240.17a-12(k).
( )	(z)	Other:
**	To request confidential treatment of certain portions of this filing, see 17 CFR 240.17a-5(e)(3) or 17 CFR 240.18a-7(d)(2), as applicable.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Member and Manager of Athene Securities, LLC

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of Athene Securities, LLC (the "Company") as of December 31, 2025, and the related statements of income, changes in member’s equity, and cash flows, for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Report on Supplemental Schedules

The accompanying supplemental schedules of Computation of Net Capital Under Rule 15c3-1 of the Securities Exchange Commission, Computation for Determination of Reserve Requirements and Information for Possession or Control Requirements Pursuant to 15c3-3 of the Securities and Exchange Commission as of December 31, 2025, (collectively “the supplemental schedules”) have been subjected to audit procedures performed in conjunction with the audit of the Company's financial statements. The supplemental schedules are the responsibility of the Company's management. Our audit procedures included determining whether the supplemental schedules reconcile to the financial statements or the underlying accounting and other records, as applicable, and performing procedures to test the completeness and accuracy of the information presented in the supplemental schedules. In forming our opinion on the supplemental schedules, we evaluated whether the supplemental schedules, including their form and content, are presented in compliance with Rule 17a-5 under the Securities Exchange Act of 1934. In our opinion, such schedules are fairly stated, in all material respects, in relation to the financial statements as a whole.

/s/Deloitte & Touche LLP

Des Moines, Iowa
February 25, 2026

We have served as the Company's auditor since 2022.

Athene Securities, LLC
Statement of Financial Condition
December 31, 2025

Assets
Cash and cash equivalents	$703,905
Prepaid expenses	207,718
Amounts due from affiliate	804,049
Total assets	$1,715,672

Liabilities and member's equity
Commissions payable and accrued expenses	$801,827
Total liabilities	801,827

Commitments and Contingencies (Note 5)
Member's equity
Member's capital
Class A - 100 units authorized, issued, and outstanding	2,338,075
Class B - 34 units authorized, issued, and outstanding	152,000
Accumulated deficit	(1,576,230)
Total member's equity	913,845
Total liabilities and member's equity	$1,715,672

The accompanying notes are an integral part of these financial statements.

Athene Securities, LLC
Statement of Income
Year Ended December 31, 2025

Revenues
Commissions revenue	$82,507,270
Service revenue	870,448
Interest income	29,355
Total revenue	83,407,073

Expenses
Commissions expense	82,507,270
Salaries, education, and facilities	336,232
FINRA fees	296,618
Audit fees	91,620
Outsourcing service fees	60,869
Management consulting fees	15,265
Other operating expenses	12,899
Total expenses	83,320,773

Net income	$86,300

The accompanying notes are an integral part of these financial statements.

Athene Securities, LLC
Statement of Changes in Member's Equity
Year Ended December 31, 2025

			Total
	Member's	Accumulated	Member's
	Capital	Deficit	Equity
Balance at January 1, 2025	$2,490,075	$(1,662,530)	$827,545
Net income	—	86,300	86,300
Balance at December 31, 2025	$2,490,075	$(1,576,230)	$913,845

The accompanying notes are an integral part of these financial statements.

Athene Securities, LLC
Statement of Cash Flows
Year Ended December 31, 2025

Operating activities
Net income	$86,300
Adjustments to reconcile net income to net cash provided by operating activities:
Change in:
Amounts due to/from affiliate	(144,110)
Prepaid expenses	(5,904)
Commissions payable and accrued expenses	14,025
Net cash used by operating activities	(49,689)

Net decrease in cash	(49,689)
Cash and cash equivalents at beginning of year	753,594
Cash and cash equivalents at end of year	$703,905

The accompanying notes are an integral part of these financial statements.

Athene Securities, LLC
Notes to Financial Statements
December 31, 2025

1.    Organization, Basis of Presentation, and Significant Accounting Policies
Organization
Athene Securities, LLC (the Company) is a wholly owned subsidiary of Athene USA Corporation (AUSA). AUSA is an indirect wholly owned subsidiary of Athene Holding Ltd. (AHL), a Delaware corporation. AHL is a subsidiary of Apollo Global Management, Inc., a Delaware corporation. The Company serves as a principal underwriter/distributor for registered insurance and annuity products of Athene Annuity and Life Company (AAIA) and Athene Annuity and Life Assurance Company of New York (AANY) as well as private placement variable annuity (PPVA) products of AAIA. AANY is a wholly-owned subsidiary of AAIA and AAIA is an indirect wholly owned subsidiary of AUSA. The Company is a broker-dealer registered with the Securities and Exchange Commission and the Financial Industry Regulatory Authority, Inc. (FINRA).

Recently Issued Accounting Pronouncements
Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Accounting Standards Update (ASU) 2024-03)
The amendments in this update require disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. The ASU requires tabular presentation of each relevant expense caption on the face of the income statement including employee compensation, depreciation, intangible asset amortization and certain other expenses, when applicable as well as disclosures related to selling expenses. The guidance is effective for us for the 2027 annual period; early adoption is permitted. The Company is evaluating the impact of this new guidance on our consolidated financial statements.

Basis of Presentation
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (US GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Summary of Significant Accounting Policies
Cash and Cash Equivalents
Cash and cash equivalents represent amounts on deposit with banks, investments in highly liquid instruments with original maturities of three months or less and money market mutual funds. The Company did not have cash equivalents as of December 31, 2025.
Broker Dealer Commissions Revenue
The Company earns upfront and trail commission revenue primarily from the performance obligation to distribute registered insurance and annuity products and PPVA products under underwriting and distribution agreements with AAIA and AANY. Revenue related to upfront commissions is earned by the Company when the contract is sold as the performance obligation is satisfied at the time. Trail commissions are based on the balance of the funds held in the contract (Contract Balance) at a point in time and are earned when commissions are recorded by AAIA and AANY and due to third-party broker dealers on behalf of the Company. The Company believes these variable fees paid over time are fully constrained because the fees are linked to the Contract Balance, which introduces market volatility to the analysis. Fees earned over a long period of time based on investor behavior may have uncertainty on a portion of the fees. This uncertainty is resolved over time as the Contract Balance is determined and investing activity occurs. Past performance of a fund and/or past history of investor behavior may not be indicative of future results or behavior. For 2025, revenue from upfront and trail commissions totaled $69,957,283 and $12,549,987, respectfully. Commissions revenue is calculated and recorded monthly. Amounts due from affiliate include commissions receivable that have not been collected at the end of the reporting period. Amounts due from affiliate are settled in the following reporting period when commissions are paid.

Athene Securities, LLC
Notes to Financial Statements (continued)
December 31, 2025

Service Revenue
Under an intercompany agreement, AAIA pays the Company a fee for all expenses incurred by the Company, excluding third-party commissions, to satisfy its performance obligation of providing broker dealer services to AAIA, including but not limited to payment of certain expenses and maintaining relationships with financial institutions. The fee is calculated at a rate of 107% of the expenses incurred by the Company in accordance with the underlying expense sharing agreement. The performance obligation for providing broker-dealer services is satisfied over time since AAIA is receiving and consuming the benefits as they are provided by the Company. Fees are calculated and recorded monthly and are related specifically to the services provided in that period, which are distinct from the services provided in other periods. A receivable for these fees is recorded at each month end which is then settled in the following month.
Broker Dealer Commissions Expense
Commissions expense is paid to third-party broker dealers on behalf of the Company related to upfront commissions paid at contract issuance and asset trail commissions earned on the point in time account balances of the registered contracts. Based on the amount of expenses at AAIA and AANY, the Company records broker dealer commission expense to reflect the expensing of these amounts on its behalf. Commissions expense are recorded monthly. Commissions payable include any amounts due to third-party broker dealers that have not been paid as of the end of the reporting period.

Operating Expenses
Operating expenses, such as technology fees and broker dealer bond insurance premiums, are related to operating activities of the Company and are intended to keep the entity in its good standing. These are expensed in the period to which they relate.

Income Taxes
The Company is a disregarded entity for tax purposes and is not subject to US federal and state income taxes.

Segments
The Company operates as a single segment entity as the principal underwriter and distributor for registered insurance and annuity products for AAIA and AANY and a private placement variable annuity product for AAIA, which together are the Company's major customers and primary source of revenues. The Company’s President is the Chief Operating Decision Maker (CODM), who assesses the Company’s performance and decides resource allocation based on net income as reported on the statement of income. Additionally, the CODM uses excess net capital (see Note 2), which is not a measure of profit and loss, to make operational decisions while maintaining capital adequacy, such as whether to reinvest profits or pay dividends. The measure of segment assets is as reported on the statement of financial condition on total assets and significant expense categories are the same as those reported in the statement of income.

2.    Net Capital Requirements
Pursuant to the net capital provisions of Rule 15c3-1 of the Securities Exchange Act of 1934, the Company is required to maintain the greater of a minimum amount of net capital of $5,000 or 6.67% of aggregate indebtedness and its ratio of aggregate indebtedness to net capital, as defined, shall not exceed 15 to 1. At December 31, 2025, the Company had aggregate indebtedness of $801,827 and net capital of $662,761, which was $609,306 in excess of its required net capital of $53,455. The ratio of aggregate indebtedness to net capital was 1.21. The net capital rules may effectively restrict the payment of dividends. The Company is subject to Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R § 240.17a-5 because the Company limits its business activities exclusively to: (1) wholesaler of registered insurance products and annuities; and (2) collects commissions from variable annuity business, and the Company (1) does not directly or indirectly receive, hold, or otherwise owe funds or securities for or to customers; (2) does not carry accounts of or for customers; and (3) does not carry PAB accounts (as defined in Rule 15c3-3).

Athene Securities, LLC
Notes to Financial Statements (continued)
December 31, 2025

3. Fair Value
The Company's financial assets and liabilities are carried at fair value or contracted amounts which approximate fair value. The Company's assets and liabilities recorded at fair value in the statement of financial condition are categorized based upon the level of judgment associated with the inputs used to measure their fair value according to the following:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2 - Quoted prices for inactive markets or valuation techniques that require observable direct or         indirect inputs for substantially the full term of the asset or liability.
Level 3 - Prices or valuation techniques with unobservable inputs significant to the overall fair value estimate.

The Company has no financial assets or liabilities classified as Level 2 or Level 3.
The Company's financial instruments consist of cash. The carrying amount for cash is fair value and classified as level 1, as of December 31, 2025.
4.    Related Party Matters
During 2025, the Company updated its expense sharing agreement with Athene Employee Services, LLC (AES), an affiliate of the Company. Under the terms of the agreement, the Company was charged $336,232 for the use of facilities, services, and personnel of its affiliate in the course of serving as a broker-dealer for the year ended December 31, 2025. These costs have been recognized as salaries, education, and facilities expense within the Statement of Income.

Under the terms of the AAIA intercompany allocation agreement, service revenue totaling $870,448 was earned by the Company in the current year.

Amounts due from affiliates totaling $804,049 arise from transactions from the agreements with AES, AAIA and AANY. All affiliated balances and transactions are settled in cash on a monthly basis, except for commissions receivable which are settled when the commissions are paid.

During 2025, the Company renewed its agreement with AUSA, whereby AUSA has agreed to provide any necessary support required for the Company to meet its minimum regulatory requirements as well as its ongoing financial obligations. In accordance with this agreement, AUSA will provide such support for at least twelve months from the date of the issuance of the financial statements of the Company for the year ended December 31, 2025.

5.    Commitments and Contingencies
The Company may be subject to legal and regulatory actions in the ordinary course of its business. As of December 31, 2025, the Company has no known legal or regulatory actions outstanding. Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business, the Company enters into contracts with its vendors and others that provide for general indemnification. The Company's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company.
6.    Subsequent Events
The Company has evaluated subsequent events through February 25, 2026, the date these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2025 that require disclosure or adjustment to the financial statements as of that date or for the period then ended.

Supplemental Schedules

Athene Securities, LLC
Computation of Net Capital Under Rule 15c3-1 of the
Securities and Exchange Commission
As of December 31, 2025                             Schedule H

Total ownership equity qualified for net capital	$913,845
Less:
Non-allowable assets	(251,084)
Net capital	$662,761

Computation of basic net capital requirements:
Minimum net capital required (the greater of $5,000 or 6.67% of aggregate indebtedness)	$53,455
Excess net capital	$609,306

Aggregate indebtedness	$801,827

Ratio of aggregate indebtedness to net capital	120.98%

There are no material differences between the computation above and the computation included in the Company's corresponding unaudited FOCUS Report, Part IIA Form X-17a-5 as of December 31, 2025.

Athene Securities, LLC
Computation for Determination of Reserve Requirements and Information for Possession or Control Requirements Pursuant to 15c3-3 of the Securities and Exchange Commission
As of December 31, 2025                         Schedules J&M

The Company is exempt from Rule 15c3-3 under Footnote 74 of the SEC Release No 34-70073 adopting amendments to 17 C.F.R. § 240.17a-5. Under this exemption, the Computation for Determination of Reserve Requirements and the Information for Possession or Control Requirements are not required.
There are no material differences between the information presented above and the information presented in the Company's corresponding unaudited FOCUS Report, Part IIA Form X-17a-5 as of December 31, 2025.